As filed with the Securities and Exchange Commission on July 26, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower, 23rd Floor
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

All required items are incorporated by reference in the Form N-CSR filed on January 6, 2005.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brandes Investment Trust
By (Signature and Title)	/s/ Debra McGinty Poteet
Debra McGinty-Poteet, President
Date	July 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Debra McGinty Poteet
Debra McGinty-Poteet, President
Date	July 19, 2005
By (Signature and Title)*	/s/ Gary Iwamura
Gary Iwamura, Treasurer
Date	July 19, 2005

*	Print the name and title of each signing officer under his or her signature.